1
The Gabelli International Small Cap Fund
Schedule of Investments — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 89.3%
CONSUMER STAPLES  — 18.3%
15,000 Austevoll Seafood ASA ............................. $ 101,691
4,500 Fevertree Drinks plc .................................. 41,644
11,000 Glanbia plc ............................................... 127,081
45,000 Hotel Chocolat Group plc† ........................ 60,545
3,425 Interparfums SA ....................................... 143,545
4,000 Kobe Bussan Co. Ltd. ............................... 96,229
1,750 Laurent-Perrier ......................................... 164,845
2,500 Milbon Co. Ltd. ........................................ 110,295
32,000 PZ Cussons plc ........................................ 69,345
4,000 Sakata Seed Corp. .................................... 133,060
2,000 Viscofan SA ............................................. 109,332
1,157,612
HEALTH CARE  — 14.9%
12,212 AddLife AB, Cl. B ...................................... 126,262
1,500 Bachem Holding AG ................................. 94,338
1,800 Gerresheimer AG ...................................... 87,887
4,000 Idorsia Ltd.† ............................................ 51,770
2,300 MedPeer Inc.† .......................................... 20,436
230 Siegfried Holding AG ................................ 170,053
5,000 Takara Bio Inc. ......................................... 58,653
230 Tecan Group AG ....................................... 78,900
15,000 Tristel plc ................................................. 55,269
1,300 Vetoquinol SA .......................................... 101,654
646 Ypsomed Holding AG ............................... 96,116
941,338
CONSUMER DISCRETIONARY  — 12.4%
50,000 888 Holdings plc ...................................... 51,703
10,000 Beneteau SA ............................................. 102,657
9,820 Entain plc ................................................. 117,413
2,200 JINS Holdings Inc. ................................... 65,318
8,000 Kindred Group plc, SDR ............................ 59,948
75,000 Mandarin Oriental International Ltd.† ........ 140,343
6,000 Raccoon Holdings Inc. .............................. 42,655
15,000 Treatt plc .................................................. 97,621
10,000 Zojirushi Corp. ......................................... 107,950
785,608
INFORMATION TECHNOLOGY  — 12.4%
15,000 Alphawave IP Group plc† .......................... 23,079
20,000 F-Secure Oyj† .......................................... 48,033
9,000 Genius Sports Ltd.† .................................. 33,030
7,500 GMO internet group Inc. ........................... 131,650
20,000 NCC Group plc ......................................... 48,245
30,000 Network International Holdings plc† .......... 101,494
3,000 Nynomic AG† ........................................... 74,439
6,000 Optex Group Co. Ltd. ................................ 88,030
100,000 Oxford Metrics plc .................................... 91,557
6,000 PSI Software AG ....................................... 114,307
Shares
Market
Value
20,000 WithSecure Oyj† ...................................... $ 31,428
785,292
MATERIALS  — 12.1%
6,000 Alamos Gold Inc., Cl. A ............................. 44,460
13,850 Alamos Gold Inc., Toronto, Cl. A ............... 102,670
10,000 Eldorado Gold Corp.† ............................... 60,300
10,544 Endeavour Mining plc ............................... 194,492
5,000 Labrador Iron Ore Royalty Corp. ............... 104,644
4,000 MAG Silver Corp.† .................................... 50,067
9,000 Osisko Gold Royalties Ltd. ........................ 91,671
75,000 Perseus Mining Ltd. ................................. 72,963
80,000 Westgold Resources Ltd.† ........................ 42,692
763,959
INDUSTRIALS  — 11.0%
15,000 Aida Engineering Ltd. ............................... 85,048
8,000 AZ-COM MARUWA Holdings Inc. .............. 80,478
50,000 Chemring Group plc ................................. 156,818
2,000 Clarkson plc ............................................. 58,375
4,000 Iveco Group NV† ...................................... 18,863
8,000 JGC Holdings Corp. .................................. 99,255
4,000 Loomis AB ............................................... 98,588
20,000 QleanAir AB .............................................. 41,316
23,000 Teraoka Seisakusho Co. Ltd. ..................... 53,275
692,016
FINANCIALS  — 5.3%
17,000 Polar Capital Holdings plc ......................... 78,529
4,000 Rothschild & Co. ...................................... 130,752
20,000 Tamburi Investment Partners SpA ............. 128,214
337,495
COMMUNICATION SERVICES  — 2.9%
9,000 Manchester United plc, Cl. A ..................... 119,430
2,000 Xilam Animation SA† ................................ 62,738
182,168
TOTAL COMMON STOCKS .................. 5,645,488
PREFERRED STOCKS  — 1.2%
HEALTH CARE  — 1.2%
1,800 Draegerwerk AG & Co. KGaA, 0.190% ....... 75,281
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 9.5%
$ 605,000 U.S. Treasury Bills,
1.883% to 2.893%††,
10/06/22 to 12/01/22 ............................ 603,135
TOTAL INVESTMENTS — 100.0%
(Cost $8,025,627) ................................. $ 6,323,904

The Gabelli International Small Cap Fund
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
SDR Swedish Depositary Receipt
Geographic Diversification
% of
Market
Value
Market
Value
Europe .............................. 60.7% $ 3,838,628
Japan ............................... 18.5 1,172,330
United States ........................ 9.5 603,135
Canada .............................. 7.2 453,813
Asia/Pacific ......................... 4.1 255,998
100.0% $ 6,323,904